Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 29,281	$ 21,371	$ 24,489	$ 23,972	$ 18,935	$ 21,082	$ 19,967	$ 19,623	$ 18,214	$ 84,524	$ 67,396	$ 88,767	$ 78,886	$ 62,019
Other comprehensive (loss), income net of tax:
Change in funded status of retirement obligations	141		72							424	215	(2,560)	(1,715)	857
Unrealized gain (loss) on securities available-for-sale	152		2,949							(10,614)	7,198	5,080	9,502	419
Net loss on securities reclassified from available-for-sale to held-to-maturity	0		0							(7,242)	0	874	1,974	965
Accretion of loss on securities reclassified to held-to-maturity	502		0							502	0
Reclassification adjustment for security (gains), losses included in net income	0		82							(405)	104	105	(691)	(15)
Other-than-temporary impairment accretion on debt securities	641		218							1,032	655	874	1,974	965
Total other comprehensive (loss) income	1,436		3,321							(16,303)	8,172	3,499	9,070	2,226
Total comprehensive income	$ 30,717		$ 27,810							$ 68,221	$ 75,568	$ 92,266	$ 87,956	$ 64,245